Pay vs Performance Disclosure - USD ($)	12 Months Ended			36 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by SEC rules, we are providing the following disclosures regarding the relationship between executive compensation for our principal executive officer (“PEO”) and Non-PEO named executive officer (“Non-PEO NEO”) and company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure when making its incentive compensation decisions. For further information about how we align executive compensation with company performance, see the section entitled “Compensation Discussion and Analysis” above.

					Value of Initial Fixed
			Summary		$100 Investment Based On:
	Summary		Compensation	Compensation		Peer Group
	Compensation	Compensation	Table Total	Actually Paid	Total	Total
	Table Total	Actually Paid	for Non-PEO	to Non-PEO	Shareholder	Shareholder	Net Income
Year	for PEO (1)	to PEO (1)(2)	NEOs	NEOs	Return (3)	Return (4)	(in Thousands)
2025	$4,969,291	$3,225,842	$3,888,804	$2,557,131	$2.93	$-	$5,801
2024	2,752,423	3,009,980	2,176,223	2,408,123	$0.99	$-	(1,306)
2023	2,846,040	3,116,674	2,277,886	2,446,883	$0.70	$-	(3,983)

(1)	Robert E. Cauley was our PEO and George H. Haas, IV was our Non-PEO NEO for each year presented.
(2)	See adjustment below.
(3)	Total Shareholder Return assumes $100 invested at December 31, 2022 and represents the value of such investment as of December 31, 2023, 2024, and 2025, respectively.

PEO Total Compensation Amount	$ 4,969,291	$ 2,752,423	$ 2,846,040
PEO Actually Paid Compensation Amount	$ 3,225,842	3,009,980	3,116,674
Adjustment To PEO Compensation, Footnote

Compensation Actually Paid Adjustments

Compensation Actually Paid, as presented above, represents the Summary Compensation Table Totals adjusted for the items set forth below in accordance with Item 402(v)(2)(iii) of Regulation S-K and may not reflect compensation actually earned, realized or received by the NEOs.

	2025
Adjustments to Summary Compensation Table Totals to Determine Compensation Actually Paid	PEO	Non-PEO NEO
Deductions for amounts reported under Stock Awards Column in the Summary Compensation Table	$(1,762,548)	$(1,347,440)
Fair value as of vesting date of awards granted and vested during the year	-	-
Increase for fair value at year end of awards granted during year that remain unvested as of year end	-	-
Adjustment for change in fair value from prior year-end to current-year end of awards granted prior to year that were outstanding and unvested as of year end	(7,246)	(6,275)
Adjustment for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during the year	(6,408)	(5,234)
Decrease for prior year fair value for awards granted prior to year that were forfeited during the year	-	-
Increase for dividends paid during the year prior to vesting date of award	32,753	27,276
Total Adjustments	$(1,743,449)	$(1,331,673)

	2024
Adjustments to Summary Compensation Table Totals to Determine Compensation Actually Paid	PEO	Non-PEO NEO
Deductions for amounts reported under Stock Awards Column in the Summary Compensation Table	$-	$-
Fair value as of vesting date of awards granted and vested during the year	110,000	102,500
Increase for fair value at year end of awards granted during year that remain unvested as of year end	99,281	92,504
Adjustment for change in fair value from prior year-end to current-year end of awards granted prior to year that were outstanding and unvested as of year end	(10,666)	(8,127)
Adjustment for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during the year	(896)	(678)
Decrease for prior year fair value for awards granted prior to year that were forfeited during the year	-	-
Increase for dividends paid during the year prior to vesting date of award	59,838	45,702
Total Adjustments	$257,557	$231,901

	2023
Adjustments to Summary Compensation Table Totals to Determine Compensation Actually Paid	PEO	Non-PEO NEO
Deductions for amounts reported under Stock Awards Column in the Summary Compensation Table	$(220,000)	$(205,000)
Fair value as of vesting date of awards granted and vested during the year	307,811	234,572
Increase for fair value at year end of awards granted during year that remain unvested as of year end	203,844	155,341
Adjustment for change in fair value from prior year-end to current-year end of awards granted prior to year that were outstanding and unvested as of year end	(14,989)	(11,421)
Adjustment for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during the year	(7,647)	(5,829)
Decrease for prior year fair value for awards granted prior to year that were forfeited during the year	(58,223)	(44,368)
Increase for dividends paid during the year prior to vesting date of award	59,838	45,702
Total Adjustments	$270,635	$168,998

Non-PEO NEO Average Total Compensation Amount	$ 3,888,804	2,176,223	2,277,886
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,557,131	2,408,123	2,446,883
Compensation Actually Paid vs. Total Shareholder Return

Comparison of Compensation Actually Paid to Total Shareholder Return

The following graph illustrates the relationship between compensation actually paid to our PEO and Non-PEO NEO and the Company's total shareholder return on a cumulative basis assuming investment of $100 on December 31, 2022:

Compensation Actually Paid vs. Net Income

Comparison of Compensation Actually Paid to Net Income

The following graph illustrates the relationship between compensation actually paid to our PEO and Non-PEO NEO and the Company's net income on an annual basis:

Total Shareholder Return Amount	$ 2.93	0.99	0.7
Peer Group Total Shareholder Return Amount	0	0	0
Net Income (Loss)	5,801,000	(130,000)	(3,983,000)
PEO Name				Robert E. Cauley
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,743,449)	257,557	270,635
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,762,548)	0	(220,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	99,281	203,844
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,246)	(10,666)	(14,989)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	110,000	307,811
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,408)	(896)	(7,647)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(58,223)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	32,753	59,838	59,838
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,331,673)	231,901	168,998
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,347,440)	0	(205,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	92,504	155,341
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,275)	(8,127)	(11,421)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	102,500	234,572
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,234)	(678)	(5,829)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(44,368)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 27,276	$ 45,702	$ 45,702